Accumulated Other Comprehensive Income (Loss) (Details) - Schedule of Accumulated Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accumulated Other Comprehensive Income (Loss) [Abstract]
Unrealized gains (losses) on fixed maturity securities arising during the year, net of taxes	$ 23,856	$ (48,454)	$ (9,891)
Reclassification of net realized losses included in net income	(477)	(619)	(88)
Foreign currency translation adjustments	27	(57)	(16)
Other comprehensive income (loss)	$ 23,406	$ (49,130)	$ (9,995)